Net Interest Income and Average Balance Sheet and Interest Rates - Net interest income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Calculated using the effective interest method
Cash and balances with central banks	$ 4,123	$ 4,277	$ 683
Collateral paid	647	581	68
Investment securities	3,494	2,037	1,126
Loans	44,460	35,582	21,096
Other financial assets	15	38	2
Assets held for sale			6
Total interest income calculated using the effective interest method	52,739	42,515	22,981
Other
Net ineffectiveness on qualifying hedges	8	94	(77)
Trading securities and financial assets measured at FVIS	1,600	1,143	347
Total other	1,608	1,237	270
Total interest income	54,347	43,752	23,251
Calculated using the effective interest method
Collateral received	(317)	(327)	(64)
Deposits and other borrowings	(21,268)	(14,993)	(2,810)
Debt Issues	(6,094)	(4,667)	(2,257)
Loan capital	(1,848)	(1,448)	(1,026)
Other financial liabilities	(394)	(516)	(162)
Total interest expense calculated using the effective interest method	(29,921)	(21,951)	(6,319)
Other
Deposits and other borrowings	(2,389)	(1,925)	(399)
Trading liabilities	(2,643)	(653)	1,169
Debt issues	(194)	(494)	(93)
Bank levy	(357)	(332)	(340)
Other interest expense	(90)	(80)	(108)
Total other	(5,673)	(3,484)	229
Total interest expense	(35,594)	(25,435)	(6,090)
Net interest income	18,753	18,317	17,161
Addition to net interest income related to remediation costs	47		$ 1
Reduction of net interest income related to remediation costs		57
Parent Entity
Calculated using the effective interest method
Cash and balances with central banks	3,651	3,785
Collateral paid	646	578
Investment securities	3,254	1,846
Loans	38,217	30,518
Other financial assets	13	37
Due from subsidiaries	2,577	2,145
Total interest income calculated using the effective interest method	48,358	38,909
Other
Net ineffectiveness on qualifying hedges	16	94
Trading securities and financial assets measured at FVIS	1,474	1,044
Due from subsidiaries	81	(146)
Total other	1,571	992
Total interest income	49,929	39,901
Calculated using the effective interest method
Collateral received	(302)	(319)
Deposits and other borrowings	(18,190)	(12,666)
Debt Issues	(5,422)	(4,221)
Due to subsidiaries	(3,324)	(2,802)
Loan capital	(1,773)	(1,408)
Other financial liabilities	(177)	(302)
Total interest expense calculated using the effective interest method	(29,188)	(21,718)
Other
Deposits and other borrowings	(2,248)	(1,789)
Trading liabilities	(2,785)	(671)
Debt issues	(82)	(338)
Bank levy	(357)	(332)
Due to subsidiaries	242	131
Other interest expense	(74)	(69)
Total other	(5,304)	(3,068)
Total interest expense	(34,492)	(24,786)
Net interest income	15,437	15,115
Addition to net interest income related to remediation costs	$ 38
Reduction of net interest income related to remediation costs		$ 67